Basis of Financial Statements and Summary of Significant Accounting Policies (Estimated Useful Lives of Premises and Equipment) (Detail)	Mar. 31, 2025
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	15 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	50 years
Equipment and furniture | Minimum
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	2 years
Equipment and furniture | Maximum
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	20 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	4 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Premises and equipment, Useful life, years	50 years